Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	MMYT
Entity Registrant Name	MakeMyTrip Ltd
Entity Central Index Key	0001495153
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Ordinary Shares, Undefined [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	60,303,844
Class B Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	42,638,206